UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23643

Putnam ETF Trust

(Exact name of registrant as specified in charter)

100 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Stephen Tate, Vice President

100 Federal Street,

Boston, Massachusetts 02110

Copy to:

Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: November 30

Date of reporting period: November 30, 2025

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Franklin New York Municipal Income ETF
FTNY | NYSE Arca, Inc.
Annual Shareholder Report | November 30, 2025

This annual shareholder report contains important information about Franklin New York Municipal Income ETF (previously known as Putnam New York Tax Exempt Income Fund) for the period  December 1, 2024, to November 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin New York Municipal Income ETF	$67	0.67%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended November 30, 2025, Franklin New York Municipal Income ETF returned 1.04%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 2.64% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in A rated bonds
↑	Positioning in AAA, AA and A rated bonds
↑	Overweight allocation to bonds with 10 years to maturity

Top detractors from performance:
↓	Overweight allocation to bonds with 20 or more years to maturity
↓	Positioning in bonds rated below investment grade
↓	Security selection in AAA, AA and BBB rated bonds
Franklin New York Municipal Income ETF	PAGE 1	48361-ATSR-0126

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Single Class 11/30/2015 — 11/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended November 30, 2025

	1 Year	5 Year	10 Year
Franklin New York Municipal Income ETF (NAV)	1.04	0.94	2.26
Bloomberg Municipal Bond Index	2.64	0.91	2.41
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class R6 shares on 5/22/2018. Returns for periods before 5/22/2018 are based on the Fund’s Class Y performance, which has not been adjusted for the lower operating expenses; had it been adjusted, performance would have been higher. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
The Fund acquired the assets and assumed the liabilities of a predecessor mutual fund after the market close on October 24, 2025. Performance shown for periods ending on or prior to October 24, 2025, is the performance of the R6 Class Shares of the predecessor mutual fund. Performance for the predecessor mutual fund has not been adjusted to reflect the Fund’s shares’ lower net expense ratio than that of the predecessor mutual fund’s R6 Class Shares. Had the predecessor mutual fund been structured as an ETF, its performance may have differed.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of November 30, 2025)

Total Net Assets	$644,595,169
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	271
Total Management Fee Paid (based on a unitary fee)	$2,883,100
Portfolio Turnover Rate	15%
Franklin New York Municipal Income ETF	PAGE 2	48361-ATSR-0126

WHAT DID THE FUND INVEST IN? (as of November 30, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective May 30, 2025, the portfolio managers for the Fund primarily responsible for the day-to-day management of the Fund are John Bonelli, Michael Conn, Garrett L. Hamilton, Christopher Sperry and John Wiley.
Effective October 24, 2025, Putnam New York Tax Exempt Income Fund (the “Predecessor Fund”) was converted into your Fund, Franklin New York Municipal Income  ETF (the “ETF”), which is a newly-organized series of Putnam ETF Trust. Pursuant to an Agreement and Plan of Reorganization approved by the Boards of the Predecessor Fund and the ETF, the reorganization of the Predecessor Fund consisted of (1) the transfer of substantially all of the Predecessor Fund’s assets, subject to its liabilities, to the ETF in return for shares of the ETF; and (2) the distribution of the ETF shares to the Predecessor Fund’s shareholders in complete liquidation of the Predecessor Fund. The ETF began trading on NYSE Arca, Inc. on October 27, 2025.
This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by April 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
ETFs-Product@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin New York Municipal Income ETF	PAGE 3	48361-ATSR-0126

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Gregory G. McGreevey and Manoj P. Singh possess the technical attributes identified in Item 3 to Form N-CSR to qualify as “audit committee financial experts,” and has designated Gregory G. McGreevey and Manoj P. Singh as the Audit Committee’s financial experts. Gregory G. McGreevey and Manoj P. Singh are “independent” Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed in the last two fiscal years ending November 30, 2024 and November 30, 2025 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $109,093 in November 30, 2024 and $92,532 in November 30, 2025.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in November 30, 2024 and $0 in November 30, 2025.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $15,446 in November 30, 2024 and $25,744 in November 30, 2025. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in November 30, 2024 and $0 in November 30, 2025.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

Pre-Approval Policies of the Audit, Compliance and Risk Committee. The Audit, Compliance and Risk Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds’ independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit, Compliance and Risk Committee also has adopted a policy to pre-approve the engagement by the fund’s investment manager and certain of its affiliates of the fund’s independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by the fund’s investment manager or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $1,744,072 in November 30, 2024 and $1,474,011 in November 30, 2025.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Franklin
New York Municipal Income ETF
(Formerly known as Putnam New York Tax Exempt Income Fund)
Financial Statements and Other Important Information
Annual  | November 30, 2025

franklintempleton.com
Financial Statements and Other Important Information — Annual

Schedule of Investments
November 30, 2025
 Franklin New York Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 96.0%
Guam — 0.3%
Antonio B Won Pat, GU, International Airport Authority Revenue:
Series A, Refunding	5.125%	10/1/34	$390,000	$423,914 (a)
Series A, Refunding	5.250%	10/1/36	680,000	740,038 (a)
Series A, Refunding	5.375%	10/1/40	525,000	562,691 (a)
Total Guam				1,726,643
New York — 94.0%
Albany, NY, Capital Resource Corp. Revenue:
Albany Medical Center Hospital Project, Series A, Refunding	5.250%	5/1/50	1,000,000	1,051,533
College of Pharmacy and Health Sciences, Series 2014, Refunding	5.000%	12/1/30	250,000	250,209
College of Pharmacy and Health Sciences, Series 2014, Refunding	5.000%	12/1/31	115,000	115,090
College of Pharmacy and Health Sciences, Series 2014, Refunding	5.000%	12/1/32	495,000	495,351
College of Pharmacy and Health Sciences, Series 2014, Refunding	5.000%	12/1/33	325,000	325,205
Empire Commons Student Housing Inc. Series A, Refunding	5.000%	5/1/28	600,000	603,506
Empire Commons Student Housing Inc. Series A, Refunding	5.000%	5/1/29	1,090,000	1,096,101
Empire Commons Student Housing Inc. Series A, Refunding	5.000%	5/1/30	1,050,000	1,055,856
Empire Commons Student Housing Inc. Series A, Refunding	5.000%	5/1/31	1,500,000	1,508,376
Empire Commons Student Housing Inc. Series A, Refunding	5.000%	5/1/32	505,000	507,616
Kipp Capital Region Public Charter Schools Project, Series 2024	5.000%	6/1/64	2,600,000	2,514,189
Brookhaven, NY, Local Development Corp. Revenue:
Active Retirement Community Inc., Series 2016, Refunding	5.250%	11/1/36	1,200,000	1,215,057
Long Island Community Hospital Project, Series A, Refunding	4.000%	10/1/45	2,000,000	1,921,337
Broome County, NY, Local Development Corp. Revenue:
Good Shepherd Village at Endwell Inc. Project, Series 2021, Refunding	4.000%	7/1/41	2,690,000	2,488,799
See Notes to Financial Statements.
Franklin New York Municipal Income ETF 2025 Annual Report

Schedule of Investments (cont’d)
November 30, 2025
 Franklin New York Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
New York — continued
United Health Services Hospitals Inc. Project, Series 2020, Refunding, AG	4.000%	4/1/40	$1,350,000	$1,339,102
Buffalo & Erie County, NY, Industrial Land Development Corp. Revenue:
Charter School For Applied Technologies Project, Series A, Refunding	5.000%	6/1/35	2,000,000	2,037,782
D’Youville College Project, Series A, Refunding	4.000%	11/1/50	6,535,000	4,844,421
Orchard Park CCRC Inc. Project, Series 2015, Refunding	5.000%	11/15/30	500,000	500,561
Orchard Park CCRC Inc. Project, Series 2015, Refunding	5.000%	11/15/37	4,470,000	4,473,174
Build NYC Resource Corp., NY, Revenue:
Academic Leadership Charter School Project, Series 2021	4.000%	6/15/27	100,000	100,625
Academic Leadership Charter School Project, Series 2021	4.000%	6/15/28	100,000	100,022
Academic Leadership Charter School Project, Series 2021	4.000%	6/15/29	110,000	109,961
Academic Leadership Charter School Project, Series 2021	4.000%	6/15/30	100,000	99,905
Academic Leadership Charter School Project, Series 2021	4.000%	6/15/31	100,000	99,711
Academic Leadership Charter School Project, Series 2021	4.000%	6/15/36	400,000	391,614
Classical Charter Schools Project, Series A	4.500%	6/15/43	700,000	650,570
Classical Charter Schools Project, Series A	4.750%	6/15/53	850,000	772,512
Classical Charter Schools Project, Series A	4.750%	6/15/58	725,000	651,171
East Harlem Scholars Academy Charter School Project	5.750%	6/1/52	1,000,000	994,036 (b)
Global Community Charter School Project, Series A	5.000%	6/15/42	850,000	772,991
Global Community Charter School Project, Series A	5.000%	6/15/52	1,520,000	1,286,616
Global Community Charter School Project, Series A	5.000%	6/15/57	1,300,000	1,078,953
Grand Concourse Academy Charter School Project, Series A	5.000%	7/1/42	550,000	555,051
Grand Concourse Academy Charter School Project, Series A	5.000%	7/1/52	1,425,000	1,390,295
See Notes to Financial Statements.

Franklin New York Municipal Income ETF 2025 Annual Report

 Franklin New York Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
New York — continued
Inwood Academy For Leadership Charter School Project, Series A	4.875%	5/1/31	$285,000	$286,910 (b)
Inwood Academy For Leadership Charter School Project, Series A	5.125%	5/1/38	1,100,000	1,102,508 (b)
Kipp Nyc Public School Facilities, Canal West Project, Series 2022	5.250%	7/1/62	6,250,000	6,281,045
Manhattan College Project, Refunding	5.000%	8/1/47	1,000,000	929,354
New World Preparatory Charter School Project, Series A	4.000%	6/15/41	525,000	458,677 (b)
New World Preparatory Charter School Project, Series A	4.000%	6/15/51	975,000	761,046 (b)
New World Preparatory Charter School Project, Series A	4.000%	6/15/56	450,000	339,942 (b)
Senior Airport Facilities, Trips Obligated Group, Series 2025	5.500%	7/1/55	1,000,000	1,040,035 (a)
Seton Education Partners, Brilla Project, Series A	4.000%	11/1/31	1,265,000	1,263,077 (b)
Seton Education Partners, Brilla Project, Series A	4.000%	11/1/41	1,780,000	1,569,251 (b)
Seton Education Partners, Brilla Project, Series A	4.000%	11/1/51	700,000	557,678 (b)
Success Academy Charter Schools Project, Series 2024	4.000%	9/1/44	1,050,000	989,430
The Children’s Aid Society Project	4.000%	7/1/38	290,000	293,954
The Children’s Aid Society Project	4.000%	7/1/44	450,000	423,544
The Children’s Aid Society Project	5.000%	7/1/45	2,500,000	2,500,408
The Children’s Aid Society Project	4.000%	7/1/49	1,000,000	920,844
Unity Preparatory Charter School of Brooklyn Project, Series A	5.250%	6/15/43	680,000	679,904 (b)
Unity Preparatory Charter School of Brooklyn Project, Series A	5.500%	6/15/53	1,000,000	989,544 (b)
Unity Preparatory Charter School of Brooklyn Project, Series A	5.500%	6/15/63	1,600,000	1,565,356 (b)
Urban Resource Institute Project, Series A	5.500%	12/1/56	750,000	797,486
Build NYC Resource Corp., NY, Solid Waste Disposal Revenue, Pratt Paper Inc. Project, Refunding	5.000%	1/1/35	1,650,000	1,651,445 (a)(b)
Clinton County, NY, Capital Resource Corp. Revenue:
CVES BOCES Project, Series 2025	4.500%	7/1/40	1,100,000	1,136,373 (b)
CVES BOCES Project, Series 2025	4.750%	7/1/43	1,000,000	1,024,983 (b)
See Notes to Financial Statements.
Franklin New York Municipal Income ETF 2025 Annual Report

Schedule of Investments (cont’d)
November 30, 2025
 Franklin New York Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
New York — continued
CVES BOCES Project, Series 2025	5.000%	7/1/46	$800,000	$830,941 (b)
Dutchess County, NY, Local Development Corp. Revenue:
Bard College Project, Series A, Refunding	5.000%	7/1/40	1,000,000	1,023,505
Bard College Project, Series A, Refunding	5.000%	7/1/45	3,400,000	3,398,270
Bard College Project, Series A, Refunding	5.000%	7/1/51	4,000,000	3,943,463
Culinary Institute of America Project, Series 2021, Refunding	4.000%	7/1/35	175,000	178,929
Culinary Institute of America Project, Series 2021, Refunding	4.000%	7/1/36	175,000	177,680
Culinary Institute of America Project, Series 2021, Refunding	4.000%	7/1/37	175,000	176,588
Culinary Institute of America Project, Series 2021, Refunding	4.000%	7/1/38	200,000	200,447
Culinary Institute of America Project, Series 2021, Refunding	4.000%	7/1/39	100,000	99,719
Culinary Institute of America Project, Series 2021, Refunding	4.000%	7/1/40	100,000	98,081
Culinary Institute of America Project, Series A-1, Refunding	5.000%	7/1/32	1,065,000	1,075,388
Culinary Institute of America Project, Series A-1, Refunding	5.000%	7/1/35	155,000	156,252
Marist College Project, Series 2022	5.000%	7/1/52	9,000,000	9,194,369
Erie County, NY, IDA Revenue, Westchester Park Preservation L.P. Project, Series 2023, FNMA - Collateralized	4.250%	2/1/41	4,435,000	4,538,361
Genesee County, NY, Funding Corp. Revenue, Rochester Regional Health Energy Projects, Series A	5.500%	12/1/55	1,500,000	1,571,770 (c)
Hempstead Town, NY, Local Development Corp. Revenue:
Adelphi University Project, Series 2019, Refunding	4.000%	2/1/39	1,000,000	1,000,862
Evergreen Charter School Project, Series A	5.250%	6/15/52	2,000,000	1,951,094
Hofstra University Project, Refunding	5.000%	7/1/42	1,200,000	1,215,445
Molloy College Project, Series 2017, Refunding	5.000%	7/1/37	315,000	320,224
Molloy College Project, Series 2017, Refunding	5.000%	7/1/38	480,000	487,171
Molloy College Project, Series 2018	5.000%	7/1/38	865,000	885,694
See Notes to Financial Statements.

Franklin New York Municipal Income ETF 2025 Annual Report

 Franklin New York Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
New York — continued
Long Island, NY, Power Authority Electric System Revenue:
Series A, Refunding	3.000%	9/1/40	$1,000,000	$886,517
Series A, Refunding	5.000%	9/1/49	12,500,000	13,106,432
Series A, Refunding	5.250%	9/1/50	1,500,000	1,608,574
Monroe County, NY, Industrial Development Corp. Revenue:
Eugenio Maria De Hostos Charter School Project	5.000%	7/1/44	1,320,000	1,256,872 (b)
Eugenio Maria De Hostos Charter School Project	5.000%	7/1/54	2,000,000	1,794,515 (b)
Eugenio Maria De Hostos Charter School Project	5.000%	7/1/59	1,350,000	1,200,228 (b)
Highland Hospital of Rochester Project, Refunding	4.000%	7/1/40	3,890,000	3,918,444
Rochester Regional Health Project, Refunding	4.000%	12/1/46	1,250,000	1,096,169
Series A	5.000%	6/1/59	4,120,000	3,909,193 (b)
St. John Fisher University Project, Refunding	5.250%	6/1/49	635,000	676,955
St. John Fisher University Project, Refunding	5.250%	6/1/54	850,000	893,754
The Rochester General Hospital Project	5.000%	12/1/35	600,000	605,198
The Rochester General Hospital Project	5.000%	12/1/46	3,000,000	2,992,661
MTA, NY, Dedicated Tax Fund Revenue, Green Bonds, Series A, Refunding	5.250%	11/15/54	5,000,000	5,323,424
MTA, NY, Transportation Revenue:
Green Bonds, Series A, Refunding	5.250%	11/15/55	1,000,000	1,052,560
Green Bonds, Series A, Refunding, BAM	4.000%	11/15/48	4,000,000	3,672,274
Green Bonds, Series A-1	4.000%	11/15/47	3,000,000	2,727,373
Green Bonds, Series C, Refunding, BAM	5.000%	11/15/44	10,000,000	10,205,734
Green Bonds, Series D-2	4.000%	11/15/47	2,000,000	1,841,813
Nassau County, NY, Local Economic Assistance Corp. Revenue, Roosevelt Children’s Academy Charter School Project	5.000%	7/1/55	2,750,000	2,720,874
New York City, NY, GO:
Series A	5.000%	8/1/46	1,450,000	1,509,940
Series A	5.000%	8/1/47	5,300,000	5,496,140
Series C	5.000%	8/1/42	5,350,000	5,586,174
Series C	5.250%	3/1/53	5,835,000	6,105,214
Subseries A-1	4.000%	8/1/42	3,500,000	3,415,095
Subseries B-1	5.250%	10/1/43	1,500,000	1,606,015
See Notes to Financial Statements.
Franklin New York Municipal Income ETF 2025 Annual Report

Schedule of Investments (cont’d)
November 30, 2025
 Franklin New York Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
New York — continued
Subseries B-1	5.250%	10/1/47	$4,800,000	$5,036,919
Subseries C-1	5.250%	9/1/46	5,000,000	5,324,620
Subseries G-1	5.250%	2/1/53	350,000	368,439
New York City, NY, HDC, MFH Revenue:
Series F-1, FHA	2.500%	11/1/51	5,480,000	3,599,696
Series F-1, FHA	2.600%	11/1/56	4,000,000	2,539,104
Sustainable Development Bonds, Refunding, FHA	2.450%	11/1/45	4,020,000	2,874,958
Sustainable Development Bonds, Series 1B, Refunding, FHA	2.400%	11/1/50	5,000,000	3,208,728
Sustainable Development Bonds, Series A	3.050%	11/1/42	3,195,000	2,828,994
Sustainable Development Bonds, Series A	4.950%	11/1/58	2,000,000	2,001,029
Sustainable Development Bonds, Series A-1, FHA	4.750%	11/1/54	3,000,000	2,995,963
Sustainable Development Bonds, Series B-1, HUD Section 8	4.750%	11/1/54	2,750,000	2,742,012
Sustainable Development Bonds, Series C-1, Refunding	2.500%	11/1/51	5,000,000	3,284,394
Sustainable Development Bonds, Series C-1, Refunding	2.600%	11/1/56	1,660,000	1,043,482
Sustainable Development Bonds, Series I-1	2.700%	11/1/55	7,000,000	4,550,172
Sustainable Development Bonds, Series I-1	2.800%	11/1/60	3,000,000	1,935,400
Tax-Exempt Bonds, Series F	5.250%	12/15/43	2,650,000	2,730,112
New York City, NY, Health & Hospital Corp. Revenue, Health Systems, Series A, Refunding	4.000%	2/15/48	880,000	820,892
New York City, NY, Industrial Development Agency Revenue, Series A, Refunding	5.000%	7/1/28	835,000	835,137 (a)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2023, Series AA, Subseries AA-1	5.250%	6/15/52	1,000,000	1,060,598
Series AA	5.250%	6/15/53	10,000,000	10,613,655
Series AA-1	5.000%	6/15/48	2,090,000	2,175,095
Series BB	5.250%	6/15/55	7,500,000	7,968,568
Series BB-1, Refunding	3.000%	6/15/44	1,000,000	801,900
Series DD, Refunding	5.250%	6/15/47	4,000,000	4,254,563
New York City, NY, TFA, Building Aid Revenue, Series S-2, Refunding, State Aid Withholding	5.000%	7/15/43	750,000	814,097
See Notes to Financial Statements.

Franklin New York Municipal Income ETF 2025 Annual Report

 Franklin New York Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
New York — continued
New York City, NY, TFA, Future Tax Secured Revenue:
Series B	4.000%	8/1/38	$5,000,000	$5,039,719
Series B	5.000%	5/1/40	2,000,000	2,190,622
Series B	5.000%	5/1/43	2,150,000	2,290,212
Series C	5.000%	5/1/46	3,500,000	3,664,167
Series D	5.500%	11/1/45	10,000,000	10,779,520
Series F-1	5.250%	2/1/53	5,000,000	5,256,766
Subordinate, Series C-1	4.000%	5/1/40	2,500,000	2,508,252
Subseries A-1	5.000%	5/1/45	4,000,000	4,188,022
Subseries C-1	4.000%	5/1/39	5,000,000	5,054,019
New York Country Tobacco Trust, Tobacco Settlement Revenue:
Series 2001	5.750%	6/1/43	700,000	713,269
Series A, Refunding	5.000%	6/1/38	6,905,000	6,407,045
Series B, Refunding	5.000%	6/1/36	265,000	266,129
Series B, Refunding	5.000%	6/1/41	250,000	250,256
Series C, Refunding	5.000%	6/1/45	1,000,000	878,682
Series C, Refunding	5.000%	6/1/51	2,300,000	1,950,731
New York State Convention Center Development Corp. Revenue, Senior Lien, Hotel Unit Fee Secured, Series A	0.000%	11/15/50	7,000,000	2,196,284
New York State Dormitory Authority Revenue:
Barnard College, Series A, Refunding	5.000%	7/1/55	1,000,000	1,022,499
General Purpose Bonds, Series A, Unrefunded	5.250%	3/15/52	3,000,000	3,174,836
Iona College, Series 2022, Refunding	5.000%	7/1/31	625,000	679,093
Iona College, Series 2022, Refunding	5.000%	7/1/32	525,000	575,358
Iona College, Series 2022, Refunding	5.000%	7/1/42	225,000	230,908
Iona College, Series A	5.000%	7/1/51	350,000	351,860
New York Institute of Technology, Series 2024	5.000%	7/1/43	770,000	799,107
New York Institute of Technology, Series 2024	5.000%	7/1/44	700,000	721,815
New York Institute of Technology, Series 2024	5.250%	7/1/49	2,300,000	2,379,269
New York Institute of Technology, Series 2024	5.250%	7/1/54	2,900,000	2,982,757
New York University, Series 2011, AMBAC	5.500%	7/1/40	6,000,000	7,066,666
New York University, Series A, Refunding	5.250%	7/1/55	1,000,000	1,063,494
See Notes to Financial Statements.
Franklin New York Municipal Income ETF 2025 Annual Report

Schedule of Investments (cont’d)
November 30, 2025
 Franklin New York Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
New York — continued
Northwell Healthcare Inc., Series A, Refunding	4.000%	5/1/45	$10,000,000	$9,348,618
Northwell Healthcare Inc., Series A, Refunding	4.000%	5/1/54	5,000,000	4,495,138
Northwell Healthcare Inc., Series A, Refunding	5.250%	5/1/54	1,500,000	1,564,877
Pace York University, Series A	5.500%	5/1/49	875,000	909,246
Pace York University, Series A	5.500%	5/1/56	1,750,000	1,804,679
School Districts Financial Program Bonds, Series C, Unrefunded, AG, State Aid Withholding	5.000%	10/1/31	20,000	20,034
School Districts Financial Program Bonds, Series C, Unrefunded, AG, State Aid Withholding	5.125%	10/1/36	40,000	40,065
St. Joseph’s College, Series 2021	4.000%	7/1/35	600,000	552,212
St. Joseph’s College, Series 2021	5.000%	7/1/51	1,775,000	1,521,381
The New School, Series A, Refunding	5.000%	7/1/40	900,000	944,397
Wagner College, Series 2022, Refunding	5.000%	7/1/36	730,000	694,491
Wagner College, Series 2022, Refunding	5.000%	7/1/38	840,000	792,680
White Plains Hospital, Series 2024	5.250%	10/1/49	2,200,000	2,242,563
New York State Dormitory Authority, Mount Sinai Obligated Group Revenue, Series 2025	5.250%	7/1/50	3,000,000	3,027,032
New York State Dormitory Authority, Sales Tax Revenue:
Series A	5.000%	3/15/54	5,000,000	5,208,273
Series B, Refunding	5.000%	3/15/51	2,500,000	2,615,296
New York State Dormitory Authority, State Personal Income Tax Revenue:
Bidding Group 5, Series A, Refunding	3.000%	3/15/38	1,320,000	1,223,601
Series A, Refunding	5.000%	3/15/55	5,240,000	5,441,127
Tax-Exempt Bonds, Series B, Refunding	5.000%	2/15/39	5,000	5,203 (d)
Tax-Exempt Bonds, Series B, Refunding	5.000%	2/15/41	10,000	10,407 (d)
New York State Energy Finance Development Corp., Revenue, Series 2025	5.000%	12/1/33	1,400,000	1,501,410 (e)(f)
New York State Energy Research & Development Authority Pollution Control Revenue:
New York State Electric & Gas Corp. Project, Series C, Refunding	4.000%	4/1/34	3,600,000	3,737,393
See Notes to Financial Statements.

Franklin New York Municipal Income ETF 2025 Annual Report

 Franklin New York Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
New York — continued
New York State Electric & Gas Corp. Project, Series D, Refunding	3.500%	10/1/29	$5,000,000	$5,046,493
New York State Environmental Facilities Corp., Solid Water Disposal Facility Revenue, Casella Waste Systems Inc. Project	5.125%	9/3/30	1,000,000	1,043,403 (a)(b)(e)(f)
New York State HFA Revenue, 325 Kent Avenue Housing, Series A, Refunding, FNMA - Collateralized	3.950%	1/1/35	5,000,000	5,085,503 (e)(f)
New York State Liberty Development Corp., Revenue:
1 World Trade Center Project, Series 2021, Refunding	3.000%	2/15/42	1,500,000	1,294,612
1 World Trade Center Project, Series 2021, Refunding	2.750%	2/15/44	8,250,000	6,231,264
3 World Trade Center Project, Class 1, Refunding	5.000%	11/15/44	13,975,000	13,975,051 (b)
3 World Trade Center Project, Class 2, Refunding	5.150%	11/15/34	515,000	515,493 (b)
7 World Trade Center Project, Class 3, Refunding	3.500%	9/15/52	3,000,000	2,437,466
Goldman Sachs Headquarters	5.500%	10/1/37	4,010,000	4,821,972
Tax-Exempt Bonds, 4 World Trade Center Project, Green Bonds, Refunding	3.000%	11/15/51	7,120,000	5,217,641
Tax-Exempt Bonds, Refunding	3.000%	9/15/43	25,290,000	20,951,379
Tax-Exempt Bonds, Refunding	3.125%	9/15/50	3,075,000	2,334,296
New York State Liberty Development Corp., Second Priority Liberty Revenue, Bank of America Tower at One Bryant Park Project, Class 3, Refunding	2.800%	9/15/69	5,500,000	5,146,527
New York State Thruway Authority General Revenue:
Junior Indebtedness Obligations, Junior Lien, Series B, Refunding	4.000%	1/1/41	3,000,000	2,954,187
Junior Indebtedness Obligations, Junior Lien, Series B, Refunding	4.000%	1/1/45	6,000,000	5,644,391
New York State Transportation Development Corp., Special Facilities Revenue:
American Airlines Inc., John F. Kennedy International Airport Project 2021, Refunding	3.000%	8/1/31	1,630,000	1,546,101 (a)
Delta Air Lines Inc.	5.000%	10/1/40	5,000,000	5,074,637 (a)
See Notes to Financial Statements.
Franklin New York Municipal Income ETF 2025 Annual Report

Schedule of Investments (cont’d)
November 30, 2025
 Franklin New York Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
New York — continued
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.625%	4/1/40	$2,900,000	$3,047,550 (a)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project, Series 202	5.000%	10/1/35	750,000	783,202 (a)
JFK Airport Terminal 6 Redevelopment Project, Green Bonds, Series 2025, Refunding	5.500%	12/31/60	2,250,000	2,300,021 (a)
JFK Airport Terminal 6 Redevelopment Project, Green Bonds, Series A, Refunding, AG	5.250%	12/31/54	1,500,000	1,526,036 (a)
John F. Kennedy International Airport New Terminal Four Project, Series 2022	5.000%	12/1/34	5,000,000	5,432,736 (a)
John F. Kennedy International Airport New Terminal One Project, Green Bonds	6.000%	6/30/54	5,700,000	5,929,568 (a)
John F. Kennedy International Airport New Terminal One Project, Green Bonds, Series 2024	5.500%	6/30/60	2,750,000	2,787,398 (a)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/46	3,500,000	3,491,385 (a)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/36	5,000,000	5,083,587 (a)
New York State Urban Development Corp. Revenue, Series A	5.000%	3/15/45	10,000,000	10,589,720
Oneida County, NY, Local Development Corp. Revenue:
Mohawk Valley Health System Project, Series A, AG	4.000%	12/1/46	4,000,000	3,725,495
Mohawk Valley Health System Project, Series A, Refunding, AG	4.000%	12/1/35	1,000,000	1,017,132
Mohawk Valley Health System Project, Series A, Refunding, AG	4.000%	12/1/36	1,250,000	1,266,568
Mohawk Valley Health System Project, Series A, Refunding, AG	4.000%	12/1/37	1,000,000	1,009,764
Mohawk Valley Health System Project, Series A, Refunding, AG	4.000%	12/1/38	1,250,000	1,258,886
Oneida Indian Nation of New York, Tax Exempt Bonds	6.000%	9/1/43	1,200,000	1,294,159 (b)
Onondaga Civic Development Corp. Revenue:
Le Moyne College Project, Series 2015	5.000%	7/1/34	445,000	445,416
See Notes to Financial Statements.

Franklin New York Municipal Income ETF 2025 Annual Report

 Franklin New York Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
New York — continued
Le Moyne College Project, Series 2018, Refunding	5.000%	1/1/43	$740,000	$743,534
Le Moyne College Project, Series 2021	4.000%	7/1/38	150,000	147,311
Le Moyne College Project, Series 2021	4.000%	7/1/41	215,000	201,522
Le Moyne College Project, Series 2021	5.000%	7/1/46	450,000	452,397
Le Moyne College Project, Series 2021	5.000%	7/1/51	700,000	697,045
Le Moyne College Project, Series 2022, Refunding	4.000%	7/1/34	300,000	304,261
Le Moyne College Project, Series 2022, Refunding	4.000%	7/1/36	325,000	325,743
Le Moyne College Project, Series 2022, Refunding	4.000%	7/1/39	450,000	437,708
Le Moyne College Project, Series 2022, Refunding	4.000%	7/1/42	525,000	483,350
Le Moyne College Project, Series B, Refunding	4.000%	7/1/36	425,000	426,165
Le Moyne College Project, Series B, Refunding	4.000%	7/1/39	825,000	802,465
Le Moyne College Project, Series B, Refunding	4.000%	7/1/40	300,000	286,340
Syracuse University Project, Series 2025	5.500%	12/1/56	1,000,000	1,099,397
Port Authority of New York & New Jersey Revenue:
Consolidated Series 217	4.000%	11/1/39	3,250,000	3,295,105
Consolidated Series 217	5.000%	11/1/44	2,700,000	2,799,051
Consolidated Series 217, Refunding	5.000%	1/15/47	3,000,000	3,164,303
Consolidated Series 250, Refunding	5.250%	10/15/51	1,250,000	1,358,358
Poughkeepsie, Dutchess County, NY, GO, Public Improvement Bonds, Series 2019, Refunding	5.000%	6/1/31	600,000	604,653
Southold Local Development Corp. Revenue, Peconic Landing at Southold, Inc. Project, Series 2015	5.000%	12/1/45	2,250,000	2,218,031
St. Lawrence County IDA Civic Development Corp. Revenue:
Clarkson University Project, Series B, Refunding	5.000%	9/1/39	195,000	198,976
Clarkson University Project, Series B, Refunding	5.000%	9/1/40	200,000	202,106
Clarkson University Project, Series B, Refunding	5.000%	9/1/41	200,000	200,318
See Notes to Financial Statements.
Franklin New York Municipal Income ETF 2025 Annual Report

Schedule of Investments (cont’d)
November 30, 2025
 Franklin New York Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
New York — continued
Suffolk Regional Off-Track Betting Corp., NY, Revenue, Tax Exempt General Obligations	6.000%	12/1/53	$3,000,000	$3,046,319
Suffolk Tobacco Asset Securitization Corp., NY, Revenue:
Tobacco Settlement Asset-Backed Bonds, Senior Bonds, Series A-2, Refunding	4.000%	6/1/39	1,250,000	1,193,374
Tobacco Settlement Asset-Backed Bonds, Senior Bonds, Series A-2, Refunding	4.000%	6/1/40	1,250,000	1,180,137
Tobacco Settlement Asset-Backed Bonds, Senior Bonds, Series A-2, Refunding	4.000%	6/1/41	1,300,000	1,212,856
Tobacco Settlement Asset-Backed Bonds, Subordinate Bonds, Series B-2, Refunding	0.000%	6/1/66	5,000,000	451,205
Syracuse Regional Airport Authority, NY, Revenue, Series 2021, Refunding	5.000%	7/1/33	1,500,000	1,587,605 (a)
Tompkins County Development Corp. Revenue, Continuing Care Retirement Community Revenue Bonds, Kendal at Ithaca, Inc. Project, Series A, Refunding	5.000%	7/1/44	2,570,000	2,570,459
Triborough Bridge & Tunnel Authority Revenue:
CAB, Refunding, Series B, Refunding	0.000%	11/15/32	3,900,000	3,151,279
Payroll Mobility Tax Senior Lien Bonds, Series C, Refunding	5.250%	5/15/52	5,500,000	5,743,202
Payroll Mobility Tax, Senior Lien, Series D-2	5.500%	5/15/52	3,250,000	3,461,369
Real Estate Transfer Tax Revenue Bonds, Series A	5.500%	12/1/59	5,000,000	5,391,408
Troy, NY, Capital Resource Corp. Revenue:
Rensselaer Polytechnic Institute Project, Series A, Refunding	5.000%	9/1/34	2,000,000	2,162,599
Rensselaer Polytechnic Institute Project, Series A, Refunding	5.000%	9/1/39	2,725,000	2,872,878
Rensselaer Polytechnic Institute Project, Series A, Refunding	4.000%	9/1/40	1,375,000	1,365,627
TSASC, Inc. Tobacco Settlement Bonds Revenue, Senior Lien, Series A, Refunding	5.000%	6/1/41	11,490,000	11,520,400
Utility Debt Securitization Authority Revenue, Restructuring Bonds, Series 2023, Refunding	5.000%	12/15/40	4,000,000	4,536,242
Westchester County, NY, IDA Revenue, Armory Plaza Housing, L.P. Project, Series 2023, FNMA - Collateralized HUD Section 8	4.300%	5/1/41	3,169,000	3,268,339 (e)(f)
See Notes to Financial Statements.

Franklin New York Municipal Income ETF 2025 Annual Report

 Franklin New York Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
New York — continued
Westchester County, NY, Local Development Corp. Revenue:
Kendal on Hudson Project, Series B, Refunding	5.000%	1/1/32	$500,000	$528,252
Kendal on Hudson Project, Series B, Refunding	5.000%	1/1/37	525,000	551,166
Kendal on Hudson Project, Series B, Refunding	5.000%	1/1/41	500,000	516,009
New York Blood Center Project, Series 2024	5.000%	7/1/38	1,000,000	1,079,455
Purchase Housing Corp. II Project	5.000%	6/1/42	1,235,000	1,237,410
Purchase Senior Learning Community Inc. Project, Series A, Refunding	5.000%	7/1/56	2,205,000	1,948,187 (b)
Westchester, NY, Tobacco Asset Securitization Corp. Revenue, Series B, Refunding	5.000%	6/1/41	1,250,000	1,252,145
Yonkers EDC Revenue:
La Martine-Warburton LLC, Charter School of Educational Excellence Project, Series A	5.000%	10/15/39	545,000	547,815
La Martine-Warburton LLC, Charter School of Educational Excellence Project, Series A	5.000%	10/15/49	665,000	616,671
La Martine-Warburton LLC, Charter School of Educational Excellence Project, Series A	5.000%	10/15/54	505,000	459,302
Total New York				605,691,382
Puerto Rico — 1.0%
Cofina Class 2 Trust, Tax Exempt Class, Series 2047	0.000%	8/1/47	1,548,906	493,111
Puerto Rico Commonwealth, GO:
Restructured, Series A-1	4.000%	7/1/37	2,750,000	2,643,913
Restructured, Series A-1	4.000%	7/1/41	3,200,000	2,959,048
Total Puerto Rico				6,096,072
Washington — 0.7%
Grays Harbor County, WA, Public Hospital District No 1 Revenue, Summit Pacific Medical Center, Series 2023, Refunding	6.750%	12/1/44	4,300,000	4,792,188

Total Municipal Bonds (Cost — $623,117,747)				618,306,285
Municipal Bonds Deposited in Tender Option Bond Trust(g) — 1.6%
New York — 1.6%
New York City, NY, Transitional Finance Authority, Future Tax Revenue, Series 2025 C-1 (Cost — $10,436,551)	5.000%	5/1/48	10,000,000	10,415,426
Total Investments before Short-Term Investments (Cost — $633,554,298)				628,721,711
See Notes to Financial Statements.
Franklin New York Municipal Income ETF 2025 Annual Report

Schedule of Investments (cont’d)
November 30, 2025
 Franklin New York Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Shares	Value
Short-Term Investments — 2.4%
Putnam Government Money Market Fund, Class P Shares (Cost — $15,555,073)	3.780%	15,555,073	$15,555,073 (h)(i)
Total Investments — 100.0% (Cost — $649,109,371)			644,276,784
TOB Floating Rate Notes — (1.0)%			(6,665,000)
Other Assets in Excess of Other Liabilities — 1.0%			6,983,385
Total Net Assets — 100.0%			$644,595,169

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(b)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Securities traded on a when-issued or delayed delivery basis.
(d)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.
(e)	Maturity date shown represents the mandatory tender date.
(f)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(g)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust (Note 1).
(h)	Rate shown is one-day yield as of the end of the reporting period.
(i)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At November 30, 2025, the total market value of investments in Affiliated
Companies was $15,555,073 and the cost was $15,555,073 (Note 6).

Abbreviation(s) used in this schedule:
AG	—	Assured Guaranty — Insured Bonds
AMBAC	—	American Municipal Bond Assurance Corporation — Insured Bonds
BAM	—	Build America Mutual — Insured Bonds
CAB	—	Capital Appreciation Bonds
EDC	—	Economic Development Corporation
FHA	—	Federal Housing Administration — Insured Bonds
FNMA	—	Federal National Mortgage Association
GO	—	General Obligation
HDC	—	Housing Development Corporation
HFA	—	Housing Finance Agency
HUD	—	Housing & Urban Development
IDA	—	Industrial Development Authority
MFH	—	Multi-Family Housing
MTA	—	Metropolitan Transportation Authority
TFA	—	Transitional Finance Authority
See Notes to Financial Statements.

Franklin New York Municipal Income ETF 2025 Annual Report

 Franklin New York Municipal Income ETF
At November 30, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Sell:
U.S. Treasury Ultra Long-Term Bonds	71	3/26	$8,565,928	$8,586,563	$(20,635)
See Notes to Financial Statements.
Franklin New York Municipal Income ETF 2025 Annual Report

Statement of Assets and Liabilities
November 30, 2025

Assets:
Investments in unaffiliated securities, at value (Cost — $633,554,298)	$628,721,711
Investments in affiliated securities, at value (Cost — $15,555,073)	15,555,073
Cash	145,037
Interest receivable	8,356,672
Deposits with brokers for open futures contracts	365,650
Dividends receivable from affiliated investments	40,181
Receivable from brokers — net variation margin on open futures contracts	39,938
Total Assets	653,224,262
Liabilities:
TOB Floating Rate Notes (Note 1)	6,665,000
Payable for securities purchased	1,562,025
Investment management fee payable	212,791
Trustees’ fees payable	66,736
Shareholder reports payable	27,909
Interest expense payable	10,833
Administration fee payable	1,917
Service and/or distribution fees payable	200
Accrued expenses	81,682
Total Liabilities	8,629,093
Total Net Assets	$644,595,169
Net Assets:
Paid-in capital	$691,549,376
Total distributable earnings (loss)	(46,954,207)
Total Net Assets	$644,595,169
Shares Outstanding	81,491,310
Net Asset Value	$7.91
See Notes to Financial Statements.

Franklin New York Municipal Income ETF 2025 Annual Report

Statement of Operations
For the Year Ended November 30, 2025(a)

Investment Income:
Dividends from affiliated investments	$248,287
Interest	32,633,350
Total Investment Income	32,881,637
Expenses:
Investment management fee (Note 2)	2,886,934
Service and/or distribution fees (Note 2)	1,215,762
Transfer agent fees	375,858
Legal fees	94,285
Interest expense	65,500
Shareholder reports	47,649
Registration fees	33,205
Trustees’ fees	24,689
Administration fees (Note 2)	12,604
Custody fees	6,653
Audit and tax fees	6,419
Miscellaneous expenses	13,253
Total Expenses	4,782,811
Less: Fee waivers and/or expense reimbursements (Note 2)	(3,834)
Expense reductions (Note 2)	(36,637)
Net Expenses	4,742,340
Net Investment Income	28,139,297
Realized and Unrealized Loss on Investments and Futures Contracts (Notes 1, 3 and 4):
Net Realized Loss From:
Investment transactions in unaffiliated securities	(7,565,165)
Futures contracts	(11,317)
Net Realized Loss	(7,576,482)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	(17,496,712)
Futures contracts	(20,635)
Change in Net Unrealized Appreciation (Depreciation)	(17,517,347)
Net Loss on Investments and Futures Contracts	(25,093,829)
Increase in Net Assets From Operations	$3,045,468

(a)
Effective after the market close on October 24, 2025, the Fund’s predecessor mutual fund, Putnam New York Tax
Exempt Income Fund, reorganized into this Fund (the “Reorganization”). See Note 1 in the Notes to Financial
Statements for additional information about the Reorganization.

See Notes to Financial Statements.
Franklin New York Municipal Income ETF 2025 Annual Report

Statements of Changes in Net Assets

For the Years Ended November 30,	2025(a)	2024
Operations:
Net investment income	$28,139,297	$26,051,962
Net realized loss	(7,576,482)	(1,158,881)
Change in net unrealized appreciation (depreciation)	(17,517,347)	27,539,102
Increase in Net Assets From Operations	3,045,468	52,432,183
Distributions to Shareholders From (Note 1):
Total distributable earnings	(23,140,140)	(25,265,090)
Decrease in Net Assets From Distributions to Shareholders	(23,140,140)	(25,265,090)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares (72,507,890 and 11,274,084 shares issued, respectively)	571,653,690	90,073,144
Reinvestment of distributions (2,641,271 and 2,818,902 shares issued, respectively)	20,491,722	22,525,335
Cost of shares repurchased (88,838,987 and 20,090,574 shares repurchased, respectively)	(698,444,363)	(160,278,750)
Decrease in Net Assets From Fund Share Transactions	(106,298,951)	(47,680,271)
Decrease in Net Assets	(126,393,623)	(20,513,178)
Net Assets:
Beginning of year	770,988,792	791,501,970
End of year	$644,595,169	$770,988,792

(a)
Effective after the market close on October 24, 2025, the Fund’s predecessor mutual fund, Putnam New York Tax
Exempt Income Fund, reorganized into this Fund (the “Reorganization”). See Note 1 in the Notes to Financial
Statements for additional information about the Reorganization.

See Notes to Financial Statements.

Franklin New York Municipal Income ETF 2025 Annual Report

Financial Highlights

For a share of beneficial interest outstanding throughout each year ended November 30:
	2025[1,2]	2024[1]	2023[1]	2022[1]	2021[1]
Net asset value, beginning of year	$8.10	$7.83	$7.75	$8.90	$8.81
Income (loss) from operations:
Net investment income	0.31	0.28	0.26	0.22	0.20
Net realized and unrealized gain (loss)	(0.24)	0.27	0.07	(1.13)	0.10
Total income (loss) from operations	0.07	0.55	0.33	(0.91)	0.30
Less distributions from:
Net investment income	(0.26)	(0.28)	(0.25)	(0.22)	(0.21)
Net realized gains	—	—	—	(0.02)	—
Total distributions	(0.26)	(0.28)	(0.25)	(0.24)	(0.21)
Net asset value, end of year	$7.91	$8.10	$7.83	$7.75	$8.90
Total return, based on NAV[3,4]	1.04%	7.08%	4.39%	(10.27)%	3.38%
Net assets, end of year (millions)	$645	$152	$138	$136	$173
Ratios to average net assets:
Gross expenses[5]	0.67%	0.53%	0.60%	0.57%	0.52%
Net expenses[5,6,7]	0.67	0.53	0.60	0.57	0.52
Net investment income[5]	3.97	3.54	3.31	2.75	2.30
Portfolio turnover rate	15%	17%	41%	35%	12%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Effective after the market close on October 24, 2025, the Fund’s predecessor mutual fund, Putnam New York Tax
Exempt Income Fund, reorganized into this Fund (the “Reorganization”). See Note 1 in the Notes to Financial
Statements for additional information about the Reorganization.

[3]
The Fund adopted the performance of the predecessor mutual fund as the result of the Reorganization. Prior to the
Reorganization, the Fund had not yet commenced operations. The returns shown for periods ending on or prior to
October 24, 2025, are those of the predecessor mutual fund. The predecessor mutual fund’s performance is represented by the performance of the predecessor mutual fund’s Class R6 Shares. Had the predecessor mutual fund been structured as an ETF, its performance may have differed.

[4]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results.

[5]
Ratio includes the impact of expense reductions. In the absence of these expense reductions, the gross and net expense ratios and the net investment income ratio would have been 0.66%, 0.66% and 3.98%, respectively, for the period ended November 30, 2025, and would not have changed for the years ended May 31, 2025, 2024, 2023,
2022 and 2021.

[6]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.
[7]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
Franklin New York Municipal Income ETF 2025 Annual Report

Notes to Financial Statements
1. Organization and significant accounting policies
Franklin New York Municipal Income ETF (the “Fund”) is a separate diversified investment series of Putnam ETF Trust (the “Trust”). The Trust, a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund adopted the performance of the Putnam New York Tax Exempt Income Fund (the “predecessor mutual fund”) as the result of a reorganization of the predecessor mutual fund into the Fund (the “Reorganization”) that was effective after the market close on October 24, 2025. Prior to the Reorganization, the Fund had not yet commenced operations. The returns shown for periods ended on or prior to October 24, 2025 are those of the predecessor mutual fund. The predecessor mutual fund’s performance is represented by the performance of the predecessor mutual fund’s Class R6 Shares.
Prior to the Fund’s listing on October 27, 2025, the net asset value (“NAV”) performance of Class R6 of the predecessor mutual fund is used as a proxy for the Fund’s market price returns. Had the predecessor mutual fund have been structured as an ETF, its performance may have differed.
The Fund is an actively managed exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on NAV, shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.
Shares of the Fund are listed and traded at market prices on NYSE Arca, Inc. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are created and redeemed principally in-kind (although under some circumstances its shares are created and redeemed partially for cash). Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.
The Fund seeks as high a level of current income exempt from federal income tax and New York personal income tax as is consistent with preservation of capital.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted

Franklin New York Municipal Income ETF 2025 Annual Report

accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The
Franklin New York Municipal Income ETF 2025 Annual Report

Notes to Financial Statements (cont’d)
Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal Bonds	—	$618,306,285	—	$618,306,285

Franklin New York Municipal Income ETF 2025 Annual Report

ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-Term Investments†	$15,555,073	—	—	$15,555,073
Total Investments	$15,555,073	$628,721,711	—	$644,276,784
Municipal Bonds Deposited in Tender Option Bond Trust	—	$10,415,426	—	10,415,426
Total Investments	$15,555,073	$628,721,711	—	$644,276,784
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$20,635	—	—	$20,635

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
(b) Tender option bonds. The Fund may enter into tender option bond (“TOB”) transactions and may invest in inverse floating rate instruments (“Inverse Floaters”) issued in TOB transactions. The Fund may participate either in structuring an Inverse Floater or purchasing an Inverse Floater in the secondary market. When structuring an Inverse Floater, the Fund deposits securities (typically municipal bonds or other municipal securities) (the “Underlying Bonds”) into a special purpose entity, referred to as a TOB trust. The TOB trust generally issues floating rate notes (“Floaters”) to third parties and residual interest, Inverse Floaters, to the Fund. The Floaters issued by the TOB trust have interest rates which reset weekly and provide the holders of the Floaters the option to tender their notes back to the TOB trust for redemption at par at each reset date. The net proceeds of the sale of the Floaters, after expenses, are received by the Fund and may be invested in additional securities. The Inverse Floaters are inverse floating rate debt instruments, as the return on those bonds is inversely related to changes in a specified interest rate. Distributions on any Inverse Floaters paid to the Fund will be reduced or, in the extreme, eliminated as short-term interest rates rise and will increase when such interest rates fall. Floaters issued by a TOB trust may be senior to the Inverse Floaters held by the Fund. The value and market for Inverse Floaters can be volatile, and Inverse Floaters can have limited liquidity.
An investment in an Inverse Floater structured by the Fund is accounted for as a secured borrowing. The Underlying Bonds deposited into the TOB trust are included in the Fund’s Schedule of Investments and a liability for Floaters (TOB floating rate notes) issued by the TOB trust is recognized in the Fund’s Statement of Assets and Liabilities. The carrying amount of the TOB trust’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. Interest income, including amortization, on the Underlying Bonds is recognized in the Fund’s Statements of Operations. Interest paid
Franklin New York Municipal Income ETF 2025 Annual Report

Notes to Financial Statements (cont’d)
to holders of the Floaters, as well as other expenses related to administration, liquidity, remarketing and trustee services of the TOB trust, are recognized in Interest expense in the Fund’s Statement of Operations. For the year ended November 30, 2025, the average daily amount of floating rate notes outstanding was $1,259,959 and weighted average interest rate was 5.13%.
(c) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.
Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(d) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.
Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(e) Fund concentration. Since the Fund invests primarily in obligations of issuers within New York, it is subject to possible risks associated with economic, political, credit or legal developments or industrial or regional matters specifically affecting New York.
(f) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts

Franklin New York Municipal Income ETF 2025 Annual Report

the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(g) Insurance. The scheduled payments of interest and principal for each insured municipal security in the Trust are insured by either a new issue insurance policy or a secondary insurance policy. Some municipal securities in the Fund are secured by collateral guaranteed by an agency of the U.S. government. Depending on the type of coverage, premiums for insurance are either added to the cost basis of the security or paid by a third party.
Insurance companies typically insure municipal bonds that tend to be of very high quality with the majority of underlying municipal bonds rated A or better. However, an event involving an insurer could have an adverse effect on the value of the securities insured by that insurance company. There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.
(h) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared and paid monthly, and distributions of net realized gains, if any, are declared at least annually. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to shareholders. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
For the period December 1, 2024 through October 24, 2025, the predecessor mutual fund declared distributions from net investment income daily and paid monthly to shareholders of record. Distributions of net realized capital gains, if any, were declared at least annually.
(i) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of November 30, 2025, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state departments of revenue.
(j) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the Fund had no reclassifications.
Franklin New York Municipal Income ETF 2025 Annual Report

Notes to Financial Statements (cont’d)
(k) Guarantees and indemnifications. Under the Fund’s organizational documents, its officers and trustees are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.
2. Investment management agreement and other transactions with affiliates
Franklin Advisers, Inc. (“Advisers”) is the Fund’s investment manager. Putnam Investment Management, LLC (“Putnam Management”) and Franklin Templeton Investment Management Limited (“FTIML”) are the Fund’s subadvisers. Advisers and Putnam Management are direct and indirect wholly-owned subsidiaries, respectively, of Franklin Resources, Inc. (“Franklin Resources”). FTIML is an indirect subsidiary of Franklin Resources.
Effective after the market close on October 24, 2025, the Fund pays its investment manager an annual all-inclusive management fee of 0.35% based on the Fund’s average daily net assets computed daily and paid monthly. The management fee covers investment management services and all of the Fund’s organizational and other operating expenses with certain exceptions, including but not limited to: payments under distribution plans, interest, taxes, brokerage commissions and other transaction costs, fund proxy expenses, litigation expenses, extraordinary expenses and acquired fund fees and expenses.
Advisers has retained Putnam Management as a subadviser for the Fund pursuant to a subadvisory agreement. Pursuant to the agreement, Putnam Management provides certain advisory and related services to the Fund. Advisers pays a monthly fee to Putnam Management based on the costs of Putnam Management in providing these services to the Fund, which may include a mark-up not to exceed 15% over such costs.
FTIML is authorized by the Trustees to manage a separate portion of the assets of the Fund as determined by Advisers from time to time. FTIML did not manage any portion of the assets of the Fund during the reporting period. If Advisers were to engage the services of FTIML, Advisers (and not the Fund) would pay a monthly sub-management fee to FTIML for its services at an annual rate of 0.20% of the average net assets of the portion of the Fund assets managed by FTIML.
Under an agreement with  Advisers, Franklin Templeton Services, LLC (“Franklin Templeton Services”), provides administrative services to the Fund. The fee is paid by Advisers based on the costs incurred by Franklin Templeton Services and is not an additional expense of the Fund.
The Fund invests in Putnam Government Money Market Fund, an open-end management investment company managed by Advisers. The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in

Franklin New York Municipal Income ETF 2025 Annual Report

connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”).
Franklin Distributors, LLC (“Franklin Distributors”) serves as the distributor of Creation Units for the Fund on an agency basis. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.
The Board has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan, the Fund is authorized to pay service and/or distribution fees calculated at an annual rate of up to 0.25% of its average daily net assets. No service and/or distribution fees are currently paid by the Fund, and there are no current plans to impose these fees.
For the period December 1, 2024 through October 24, 2025, the predecessor mutual fund paid Advisers a management fee (based on the predecessor mutual fund’s average net assets and computed daily and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (including open-end funds managed by affiliates of Putnam Management that have been deemed to be sponsored by Putnam Management for this purpose) (excluding net assets of such funds that are invested in, or that are invested in by, other such funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:
Average Daily Net Assets
First $5 billion
Next $5 billion
Next $10 billion
Next $10 billion
Next $50 billion
Next $50 billion
Next $100 billion
Over $230 billion
Annual Rate
0.590%
0.540%
0.490%
0.440%
0.390%
0.370%
0.360%
0.355%

For the year ended November 30, 2025, the annualized gross effective investment management fee rate was 0.407% of the Fund’s average daily net assets.
For the period December 1, 2024 through October 24, 2025, Advisers had contractually agreed, through March 30, 2027, to waive fees and/or reimburse the predecessor mutual fund’s expenses to the extent necessary to limit the cumulative expenses of the predecessor mutual fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the predecessor mutual fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the predecessor mutual fund’s average net assets over such fiscal year-to-date period.
Franklin New York Municipal Income ETF 2025 Annual Report

Notes to Financial Statements (cont’d)
Advisers had also contractually agreed to waive fees (and, to the extent necessary, bear other expenses) of the predecessor mutual fund through March 30, 2027, to the extent that total expenses of the predecessor mutual fund (excluding brokerage,interest, taxes, investment-related expenses, payments under distribution plans, extraordinary expenses, payments under the predecessor mutual fund’s investor servicing contract and acquired fund fees and expenses, but including payments under the predecessor mutual fund’s investment management contract) would exceed an annual rate of 0.28% of the Fund’s average net assets.
The predecessor mutual fund had entered into arrangements with Putnam Investor Services, Inc. and its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the predecessor mutual fund’s transfer agent and custodian fees, respectively. During the December 1, 2024 through October 24, 2025, the fees were reduced as noted in the Statement of Operations. Effective March 10, 2025, earned credits on custodian fees, if any, are recognized as income.
During the year ended November 30, 2025, fees waived and/or expenses reimbursed amounted to $3,834, all of which was an affiliated money market fund waiver.
Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Effective July 21, 2025, any front-end sales charges applicable to the purchase of Fund shares or contingent deferred sales charges applicable to the redemption of Fund shares were waived. For the period December 1, 2024 through October 24, 2025, Franklin Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

	Class A Shares	Class C Shares
Sales charges	$8,333	—
CDSCs	13,257	$271
The Fund has adopted a Trustee Fee Deferral Plan (the “Deferral Plan”) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
The Fund is permitted to purchase or sell securities from or to certain other affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to provide assurance that any purchase or sale of securities by the Fund from or to another fund or portfolio that is, or could be considered, an affiliate by virtue of having a common investment manager or subadviser (or affiliated investment manager or subadviser), common Trustees and/or common officers complies with

Franklin New York Municipal Income ETF 2025 Annual Report

Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended November 30, 2025, such purchase and sale transactions (excluding accrued interest) were $0 and $2,288,992, respectively, with a realized loss of $45,244.
3. Investments
During the year ended November 30, 2025, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$105,940,024
Sales	215,709,095
At November 30, 2025, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Cost*	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Securities	$640,068,421	$14,526,144	$(16,982,781)	$(2,456,637)
Futures contracts	—	—	(20,635)	(20,635)

*	Cost of investments for federal income tax purposes includes the value of Inverse Floaters issued in TOB transactions (Note 1).
4. Derivative instruments and hedging activities
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at November 30, 2025.

LIABILITY DERIVATIVES[1]
Interest Rate Risk
Futures contracts[2]	$20,635

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of
Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of
Assets and Liabilities.

Franklin New York Municipal Income ETF 2025 Annual Report

Notes to Financial Statements (cont’d)
The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the year ended November 30, 2025. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$(11,317)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$(20,635)
During the year ended November 30, 2025, the volume of derivative activity for the Fund was as follows:

Average Market Value*
Futures contracts (to sell)	$660,505

*	Based on the average of the market values at each month-end during the period.
5. Fund share transactions
At November 30, 2025, the Trust had an unlimited number of shares of beneficial interest authorized without par value. Fund shares are issued and redeemed by the Fund only in Creation Units or Creation Unit aggregations, where 50,000 shares of the Fund constitute a Creation Unit. Such transactions are generally on an in-kind basis, with a separate cash payment, which is a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Transactions in capital shares of the Fund are disclosed in detail in the Statements of Changes in Net Assets. Authorized Participants are subject to standard creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Such transactions fees are treated as increases in capital and are disclosed in the Fund’s Statements of Changes in Net Assets. Creations and redemptions for cash

Franklin New York Municipal Income ETF 2025 Annual Report

(when cash creations and redemptions are available or specified) may be subject to an additional variable fee.

	Year Ended November 30, 2025		Year Ended November 30, 2024
	Shares	Amount	Shares	Amount
Class A Shares[1]
Shares sold	3,562,679	$27,707,137	4,438,241	$35,454,978
Shares issued on reinvestment	1,767,240	13,706,697	1,920,022	15,340,915
Shares repurchased	(72,926,338)	(573,984,952)	(12,523,455)	(99,911,831)
Net decrease	(67,596,419)	$(532,571,118)	(6,165,192)	$(49,115,938)
Class B Shares[1,2]
Shares sold	—	—	14	$109
Shares issued on reinvestment	—	—	196	1,557
Shares repurchased	—	—	(29,465)	(234,219)
Net decrease	—	—	(29,255)	$(232,553)
Class C Shares[1]
Shares sold	160,979	$1,234,360	121,078	$967,437
Shares issued on reinvestment	24,302	188,499	31,482	251,399
Shares repurchased[3]	(1,354,226)	(10,577,758)	(547,018)	(4,367,909)
Net decrease	(1,168,945)	$(9,154,899)	(394,458)	$(3,149,073)
Total Fund (Previously Class R6 Shares)[4]
Shares sold	67,339,462	$531,440,746	4,540,031	$36,249,166
Shares issued on reinvestment	630,094	4,891,316	629,231	5,029,421
Shares repurchased	(5,175,107)	(40,079,342)	(4,083,440)	(32,567,503)
Net increase	62,794,449	$496,252,720	1,085,822	$8,711,084
Class Y Shares[1]
Shares sold	1,444,770	$11,271,447	2,174,720	$17,401,454
Shares issued on reinvestment	219,635	1,705,210	237,971	1,902,043
Shares repurchased	(9,383,316)	(73,802,311)	(2,907,196)	(23,197,288)
Net decrease	(7,718,911)	$(60,825,654)	(494,505)	$(3,893,791)

[1]
Shares of the class of the predecessor mutual fund was converted into Class R6 Shares as a part of the
Reorganization. Such conversion of shares into Class R6 Shares is included under “Shares repurchased”.

[2]	Effective September 5, 2024, the Fund has terminated its Class B Shares.
[3]	May include a portion of Class C Shares that were automatically converted to Class A Shares.
[4]
Effective after the market close on October 24, 2025, the predecessor mutual fund, reorganized into this Fund (the
“Reorganization”). The predecessor mutual fund’s Class R6 Shares’ performance and financial history have been adopted by the Fund and will be used going forward. As a result, the information prior to the Reorganization reflects that of the predecessor mutual fund’s Class R6 Shares. Shares of the other classes of the predecessor mutual fund were converted into Class R6 Shares as a part of the Reorganization. Such conversion of the other classes of shares into Class R6 Shares is included under “Shares sold”.

Franklin New York Municipal Income ETF 2025 Annual Report

Notes to Financial Statements (cont’d)
6. Transactions with affiliated companies
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the year ended November 30, 2025. The following transactions were effected in such company for the year ended November 30, 2025.

	Affiliate Value at November 30, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Putnam Government Money Market Fund, Class P Shares	—	$21,167,444	21,167,444	$5,612,371	5,612,371
Putnam Short Term Investment Fund, Class P Shares	$369,892	143,172,414	143,172,414	143,542,306	143,542,306
	$369,892	$164,339,858		$149,154,677

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at November 30, 2025
Putnam Government Money Market Fund, Class P Shares	—	$61,135	—	$15,555,073
Putnam Short Term Investment Fund, Class P Shares	—	187,152	—	—
	—	$248,287	—	$15,555,073
7. Redemption facility
Effective January 31, 2025, the Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.995 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 30, 2026.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of

Franklin New York Municipal Income ETF 2025 Annual Report

the Global Credit Facility. The Fund did not utilize the Global Credit Facility during the year ended November 30, 2025.
Prior to January 31, 2025, the Fund participated, along with other Putnam Funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings may have been made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest was charged to the Fund based on the Fund’s borrowings. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit was paid by the participating Funds and a $75,000 fee was paid by the participating Funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit was allocated to the participating Funds based on their relative net assets and paid quarterly. During the reporting period, the Fund had no borrowings against these arrangements.
8. Income tax information and distributions to shareholders
The tax character of distributions paid during the fiscal years ended November 30, was as follows:

	2025	2024
Distributions paid from:
Tax-exempt income	$22,788,414	$24,938,842
Ordinary income	351,726	326,248
Total distributions paid	$23,140,140	$25,265,090
As of November 30, 2025, the components of distributable earnings (loss) on a tax basis were as follows:

Undistributed ordinary income — net	$3,679,872
Deferred capital losses*	(48,156,806)
Other book/tax temporary differences(a)	(2)
Unrealized appreciation (depreciation)(b)	(2,477,272)
Total distributable earnings (loss) — net	$(46,954,208)

*
These capital losses have been deferred in the current year as either short-term or long-term losses. The losses will be deemed to occur on the first day of the next taxable year in the same character as they were originally deferred and will be available to offset future taxable capital gains.

(a)	Other book/tax temporary differences are attributable to rounding difference.
(b)
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the realization for tax purposes of unrealized gains (losses) on futures contracts, the tax deferral of losses on straddles,the tax deferral of losses on wash sales and the difference between book and tax amortization methods for premium on fixed income securities.

Franklin New York Municipal Income ETF 2025 Annual Report

Notes to Financial Statements (cont’d)
9. Operating segments
The Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the Fund within the Fund’s investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Fund’s operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s Schedule of Investments provides details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.

Franklin New York Municipal Income ETF 2025 Annual Report

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Putnam ETF Trust and Shareholders of Franklin New York Municipal Income ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin New York Municipal Income ETF (one of the funds constituting Putnam ETF Trust, referred to hereafter as the “Fund”) as of November 30, 2025, the related statement of operations for the year ended November 30, 2025, the statements of changes in net assets for each of the two years in the period ended November 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended November 30, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended November 30, 2025 and the financial highlights for each of the five years in the period ended November 30, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2025 by correspondence with the custodian, transfer agent, administrative agent for the tender option bond trust and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Franklin New York Municipal Income ETF 2025 Annual Report

Report of Independent Registered Public Accounting Firm (cont’d)
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
January 23, 2026
We have served as the auditor of one or more investment companies in the Putnam Funds family of funds since at least 1957. We have not been able to determine the specific year we began serving as auditor.

Franklin New York Municipal Income ETF 2025 Annual Report

Important Tax Information (unaudited)
By mid-February, tax information related to a shareholder’s proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended November 30, 2025:

	Pursuant to:	Amount Reported
Exempt-Interest Dividends Distributed	§852(b)(5)(A)	$22,788,414
Section 163(j) Interest Earned	§163(j)	$351,726
Franklin New York Municipal Income ETF

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Not applicable. Remuneration paid to directors, officers, and others is included as part of the all-inclusive management fee and not paid directly by the Fund.

Franklin New York Municipal Income ETF

Board Approval of Management and
Subadvisory Agreements (unaudited)
Consideration of your fund’s initial management and sub-advisory contracts
At their meeting on May 16, 2025 (the “Meeting”), the Board of Trustees (“Board” or the “Trustees”) of your fund (which is a New ETF, as defined below), including all of the Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Putnam mutual funds and exchange-traded funds (collectively, the “Putnam Funds”) (the “Independent Trustees”), approved the initial management contract with Franklin Advisers, Inc. (the “Advisor”), an initial sub-advisory contract between the Advisor and Franklin Templeton Investment Management Limited (“FTIML”), and an initial sub-advisory contract between the Advisor and Putnam Investment Management, LLC (“Putnam Management” and together with FTIML, the “Subadvisors”) (collectively, the “Management Contracts”). The Advisor, FTIML, and Putnam Management are each direct or indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (together with its subsidiaries, “Franklin Templeton”).
At the Meeting and in connection with the approval of the Management Contracts, the Trustees approved the creation of ten new exchange-traded funds, including your fund (the “New ETFs” and each, a “New ETF”), and the acquisition of assets and assumption of liabilities of ten Putnam mutual funds (the “Converted Funds” and each, a “Converted
Fund”) by the corresponding New ETF in the chart below (each, a “Merger”).
Converted Funds	New ETFs
Putnam California Tax Exempt Income Fund	Franklin California Municipal Income ETF
Putnam Massachusetts Tax Exempt Income Fund	Franklin Massachusetts Municipal Income ETF
Putnam Minnesota Tax Exempt Income Fund	Franklin Minnesota Municipal Income ETF
Putnam New Jersey Tax Exempt Income Fund	Franklin New Jersey Municipal Income ETF
Putnam New York Tax Exempt Income Fund	Franklin New York Municipal Income ETF
Putnam Ohio Tax Exempt Income Fund	Franklin Ohio Municipal Income ETF
Putnam Pennsylvania Tax Exempt Income Fund	Franklin Pennsylvania Municipal Income ETF
Putnam Short-Term Municipal Income Fund	Franklin Short-Term Municipal Income ETF
Putnam Tax Exempt Income Fund	Franklin Municipal Income ETF
Putnam Tax-Free High Yield Fund	Franklin Municipal High Yield ETF
General conclusions
The Board oversees the management of the Putnam Funds and, as required by law, determines whether to approve the Putnam Funds’ management contracts, including with respect to your New ETF’s initial management contract with the Advisor and the initial sub-advisory contracts with respect to your New ETF between the Advisor and each Subadvisor. Because the Subadvisors are affiliates of the Advisor and the Advisor remains fully responsible for all services to be provided by the Subadvisors, the Trustees did not attempt to evaluate the Subadvisors as separate entities. All references to the Advisor describing the Board’s considerations should be deemed to include references to the applicable Subadvisor as necessary or appropriate in the context. The Board, with the assistance of its
Franklin New York Municipal Income ETF

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
Contract Committee, requested and evaluated all information it deemed reasonably necessary under the circumstances in connection with its initial contract review. The Contract Committee consists solely of Independent Trustees.
The Board’s independent staff and independent legal counsel, as defined in Rule 0-1(a)(6) under the 1940 Act, assisted the Board and the Contract Committee as part of the initial contract review process. As part of this process, the Board and the Contract Committee considered, where applicable, information provided by the Advisor as part of the annual contract review process for the other Putnam Funds, including the Converted Funds. The Contract Committee met with representatives of the Advisor, and separately in executive session, to consider the information that the Advisor provided regarding the New ETFs. The Contract Committee recommended, and the Independent Trustees approved, your New ETF’s Management Contracts.
Before approving the Management Contracts, the Board took into account a number of factors, including:
•  That its merger would differentiate your New ETF from other, larger municipal bond mutual fund offerings in the Franklin Templeton fund complex and that there would be greater potential to grow assets (and avoid potential asset loss, which would increase shareholder expenses) by offering the current municipal mutual fund strategies as exchange-traded funds in categories where there is no affiliated offering (and more limited current external competition);
•  That your New ETF would be subject to a unitary management fee structure, whereby the Advisor would bear substantially all operating expenses of the New ETF, and that your New ETF would have a lower management fee and lower total expense ratio than the Converted Fund;
•  That your New ETF would have the same investment goal, investment strategies, policies, and restrictions as those of the Converted Fund and would be managed by the same portfolio management team;
•  That the fee schedule to be in effect for your New ETF would represent reasonable compensation in light of the nature and quality of the services to be provided to the fund, the fees to be paid by competitive funds, and the costs to be incurred by the Advisor in providing services to the fund;
•  That the fee schedule to be in effect for your New ETF would represent an appropriate sharing between fund shareholders and the Advisor of any economies of scale that may exist in the management of the New ETF at expected asset levels;
•  That the New ETFs would benefit from Franklin Templeton’s large retail and institutional global distribution capabilities and significant network of intermediary

Franklin New York Municipal Income ETF

relationships, which may provide additional opportunities for the New ETFs to increase assets and reduce the impact of expenses by spreading them over a larger asset base; and
•  The financial strength, reputation, experience and resources of Franklin Templeton and its investment advisory subsidiaries.
These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.
Management fee schedules and total expenses
The Trustees reviewed the management fee schedules to be in effect for each New ETF. The Trustees also reviewed the anticipated total expenses of each New ETF, recognizing that the New ETFs have implemented so-called “all-in” or unitary management fees covering substantially all routine fund operating costs.
Under its Management Contract, your New ETF pays a management fee at a fixed rate of 35 basis points to the Advisor. The Advisor is obligated to pay, out of the management fee, all of the New ETF’s organizational and other operating expenses with limited exceptions, which include fees, if any, payable under the New ETF’s distribution plan, interest, taxes, brokerage commissions and other transaction costs, fund proxy expenses, litigation expenses, extraordinary expenses and acquired fund fees and expenses.
The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by management from an unaffiliated third-party database containing comparable funds. This comparative information included your New ETF’s anticipated total expenses in comparison to the median total expenses (excluding any applicable 12b-1 fees) of this peer group, which provides a general indication of your New ETF’s relative standing. The peer group for your New ETF was comprised of actively managed exchange-traded funds, which included your New ETF and three other New York Municipal Debt Funds. The Trustees noted that the anticipated total expenses (excluding any applicable 12b-1 fees) for your New ETF were less than the median of its custom peer group.
As the Advisor could not report any financial results from its relationship with the New ETFs because the New ETFs had not commenced investment operations, the Board could not evaluate the Advisor’s profitability with respect to the New ETFs. The Trustees concluded that, at current asset levels, the fee schedules in place for each of the New ETFs, including the fee schedule for your New ETF, represented reasonable compensation for the services to be provided and were expected to represent an appropriate sharing between fund
Franklin New York Municipal Income ETF

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
shareholders and the Advisor of any economies of scale as may exist in the management of the funds at that time.
The information examined by the Trustees in connection with their initial contract review for the New ETFs included information regarding services provided and fees charged by the Advisor and certain affiliates to certain of their other clients. The Trustees did not rely on these fee comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.
Investment performance
In light of the fact that the New ETF had not yet commenced operations, the Trustees reviewed the historical investment performance of the Converted Fund. The Trustees noted that, following each Merger, each New ETF would be the accounting survivor of, and assume the historical performance of, its corresponding Converted Fund. The Trustees also noted that the New ETF will be able to maintain the Converted Fund’s performance track record, which will assist in marketing and distribution efforts.
For purposes of the Trustees’ evaluation of the Converted Funds’ investment performance, the Trustees generally focused on a competitive industry ranking of each Converted Fund’s total net return over a one-year, three-year and five-year period. In the case of your New ETF’s corresponding Converted Fund, the Trustees considered that its class A share cumulative total return performance at net asset value was in the following quartiles of its Lipper peer group (Lipper New York Municipal Debt Funds) for the one-year, three-year and five-year periods ended December 31, 2024 (the first quartile representing the best-
performing funds and the fourth quartile the worst-performing funds):
One-year period	Three-year period	Five-year period
3rd	2nd	3rd
Over the one-year, three-year and five-year periods ended December 31, 2024, there were 94, 94 and 90 funds, respectively, in your New ETF’s corresponding Converted Fund’s Lipper peer group. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)
The Trustees noted that each Converted Fund and its corresponding New ETF would have identical investment goals and seek those goals by employing identical investment strategies. The Trustees considered that each Converted Fund and its corresponding New ETF would have the same investment manager, noting the Advisor’s representation that it would be able to manage the Converted Funds’ investment strategies equally effectively in an ETF structure. The Trustees also noted that each Converted Fund and its corresponding New ETF have the same portfolio management team, and that the same individuals responsible for the day-to-day portfolio management of each Converted Fund will be responsible for the day-to-day portfolio management of its corresponding New ETF.

Franklin New York Municipal Income ETF

Brokerage and soft-dollar allocations
The Trustees considered various potential benefits that the Advisor may receive in connection with the services to be provided under the management contract with your New ETF. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a New ETF for brokerage may be used to acquire research services that are expected to be useful to the Advisor in managing the assets of the New ETF and of other clients. Subject to policies approved by the Trustees, soft dollars generated by these means may be used to acquire brokerage and research services (including proprietary executing broker research, third-party research and market data) that enhance the Advisor’s investment capabilities and supplement the Advisor’s internal research efforts. The Trustees indicated their continued intent to monitor regulatory and industry developments in this area with the assistance of their Contract Committee. In addition, with the assistance of their Contract Committee, the Trustees indicated their continued intent to monitor the allocation of the New ETFs’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process. Your New ETF is not expected to generate a significant amount of soft-dollar credits.
Franklin New York Municipal Income ETF

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Franklin
New York Municipal Income ETF
Trustees
Liaquat Ahamed
Barbara M. Baumann
Chair
Katinka Domotorffy
Catharine Bond Hill
Gregory G. McGreevey
Jennifer Williams Murphy
Marie Pillai
George Putnam III
Robert L. Reynolds
Manoj P. Singh
Mona K. Sutphen
Jane Trust
Investment manager
Franklin Advisers, Inc.
Subadvisers
Putnam Investment Management, LLC
Franklin Templeton Investment Management Limited
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Independent registered public accounting firm
PricewaterhouseCoopers LLP
Boston, MA
Franklin New York Municipal Income ETF
The Fund is a separate investment series of Putnam ETF Trust, a Delaware statutory trust.
Franklin New York Municipal Income ETF
Putnam Investments
100 Federal Street
Boston, MA 02110
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-800-225-1581.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-800-225-1581, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Franklin New York Municipal Income ETF. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider each Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2026 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

48361-AFSOI 1/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	During the period covered by this report, the Registrant transitioned to a new third-party service provider who performs certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Putnam ETF Trust

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	January 27, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	January 27, 2026

By:	/s/ Jeffrey White
Jeffrey White
Principal Financial Officer

Date:	January 27, 2026